Other Payables and Accrued Expenses (Tables)	6 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
Schedule of components of other payables and accrued expenses
	June 30, 2022	December 31, 2022
	RMB	RMB	US$

Payroll payable	13,844	17,780	2,578
Accrued expenses	3,924	3,203	464
Value-added tax recoverable	(700)	(416)	(60)
Employee’s individual income tax	407	459	67
Others	1,970	1,503	217
Other payables and accrued expenses	19,445	22,529	3,266